Schedule of Reconciliation of Income Tax Expense (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Income tax benefit at the statutory rate	¥ (163,721)	¥ (202,694)	¥ (160,725)
Increase (reduction) in taxes resulting from:
Change in valuation allowance	193,402	175,731	175,162
Permanent difference	(19,400)	(6,741)	(15,264)
Unrecognizable loss carryforwards		13,083
Non-deductible expenses	6,937	4,548
Rate difference	(16,310)	17,892	729
Inhabitat and business tax	(909)	(1,818)
Other	1	(1)	98
Income tax expense